Cover	9 Months Ended
May 31, 2022
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	This Pre-Effective Amendment No. 1 is being filed solely for the purpose of filing Exhibits 1.1, 4.6, 4.7, 4.8, 5.1,10.56 and 107 to this registration statement on Form S-1, or the Registration Statement, and to amend and restate the exhibit index set forth in Part II of the Registration Statement. No changes have been made to the Registration Statement other than this explanatory note and exhibit index of the Registration Statement. This Pre-Effective Amendment No. 1 does not contain copies of the prospectus included in the Registration Statement, which remains unchanged from the Registration Statement filed on September 13, 2022.
Entity Registrant Name	NOVO INTEGRATED SCIENCES, INC.
Entity Central Index Key	0001138978
Entity Tax Identification Number	59-3691650
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	11120 NE 2nd Street
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Bellevue
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98004
City Area Code	(206)
Local Phone Number	617-9797
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	11120 NE 2nd Street
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Bellevue
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98004
City Area Code	(206)
Local Phone Number	617-9797
Contact Personnel Name	Robert Mattacchione